Costs And Expenses by Nature - Summary of Wages, Salaries and Fringe Benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Salaries	S/ 814,874	S/ 853,579	S/ 718,453
Statutory gratification	91,189	93,262	87,984
Social contributions	57,763	61,533	74,184
Employee's severance indemnities	60,090	49,944	50,852
Vacations	42,135	42,025	44,482
Workers' profit sharing (Note 25)	2,170	6,340	7,862
Others	29,037	76,927	44,213
Total	S/ 1,097,258	S/ 1,183,610	S/ 1,028,030